Non-current tax receivables	12 Months Ended
Dec. 31, 2021
Non-current tax receivables
Non-current tax receivables

(15) Non-current tax receivables

Non-current tax receivables as of 31 December 2021 and 2020 relate mainly to tax refunds from tax development programs in the context of qualifying research and development expenses within France (crédit d’impôt recherche).